Other disclosures - Fee to statutory auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information [abstract]
Statutory audit	kr 26	kr 25	kr 24
Audit-related services	4	3	4
Tax advisory services	11	11	10
Other services	4	3	5
Total fee to statutory auditors	45	42	43
Fees for other services than statutory audit	19	17	19
Other services	kr 12	kr 9	kr 8